Risk/Return Detail Data - VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO	Apr. 29, 2023 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund V
VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO | VIP Government Money Market Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: VIP Government Money Market Portfolio /Initial Class, Service Class, and Service Class 2
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP Government Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	Fees
(fees paid directly from your investment)
Operating Expenses Caption [Text]	Annual Operating Expenses
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities). Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury. Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments. In addition, the fund normally invests at least 80% of its assets in U.S. Government securities and repurchase agreements for those securities.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease. Income Risk. A low or negative interest rate environment can adversely affect the fund's yield. Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease. You could lose money by investing in the fund . Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so . An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency . Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.
Risk Lose Money [Text]	You could lose money by investing in the fund .
Risk Money Market Fund Sponsor May Not Provide Support [Text]	Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Risk Money Market Fund May Not Preserve Dollar [Text]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so .
Risk Not Insured Depository Institution [Text]	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance. Prior to December 1, 2015, the fund operated under certain different investment policies. The fund's historical performance may not represent its current investment policies. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2022
Highest Quarterly Return	0.84%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return	none
Performance Table Heading	Average Annual Returns
VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO | VIP Government Money Market Portfolio | VIP Government Money Market Portfolio - Initial Class
Risk/Return:
Management fee	0.17%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.24%
1 year	$ 25
3 years	77
5 years	135
10 years	$ 306
2013	0.03%
2014	0.01%
2015	0.03%
2016	0.20%
2017	0.67%
2018	1.65%
2019	2.02%
2020	0.32%
2021	0.01%
2022	1.44%
VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO | VIP Government Money Market Portfolio | VIP Government Money Market Portfolio - Service Class
Risk/Return:
Management fee	0.17%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.07%
Total annual operating expenses	0.34%
1 year	$ 35
3 years	109
5 years	191
10 years	$ 431
VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO | VIP Government Money Market Portfolio | VIP Government Money Market Portfolio - Service Class 2
Risk/Return:
Management fee	0.17%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.07%
Total annual operating expenses	0.49%
1 year	$ 50
3 years	157
5 years	274
10 years	$ 616
VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO | VIP Government Money Market Portfolio | Return Before Taxes | VIP Government Money Market Portfolio - Initial Class
Risk/Return:
Label	Initial Class
Past 1 year	1.44%
Past 5 years	1.08%
Past 10 years	0.64%
VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO | VIP Government Money Market Portfolio | Return Before Taxes | VIP Government Money Market Portfolio - Service Class
Risk/Return:
Label	Service Class
Past 1 year	1.36%
Past 5 years	1.02%
Past 10 years	0.58%
VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO | VIP Government Money Market Portfolio | Return Before Taxes | VIP Government Money Market Portfolio - Service Class 2
Risk/Return:
Label	Service Class 2
Past 1 year	1.26%
Past 5 years	0.93%
Past 10 years	0.51%